Risk and Capital Management - Summary of Risk Level of Financial Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	85.30%	85.20%
Total Percentage	100.00%	100.00%
Financial Assets at Fair Value Through Other Comprehensive Income	R$ 109,942	R$ 76,660
Financial assets at amortised cost	1,275,799	1,101,892
Financial assets at fair value through profit or loss	465,581	322,929
Financial Assets	R$ 1,851,322	R$ 1,501,481
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	1.50%	1.30%
Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 3,517	R$ 3,027
Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	12.70%	13.50%
Securities [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 30,614	R$ 31,342
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Financial Assets at Fair Value Through Other Comprehensive Income	R$ 1,194
Percentage Of Financial Assets At Amortised Cost	0.50%
Financial assets at fair value through profit or loss	R$ 205,102	197,942
Financial Assets	240,427	232,311
Insurance financial assets [member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial Assets at Fair Value Through Other Comprehensive Income	1,194
Financial assets at fair value through profit or loss	205,099	197,940
Financial Assets	240,424	232,309
Insurance financial assets [member] | Medium [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	3	2
Financial Assets	3	2
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	3,517	3,027
Insurance financial assets [member] | Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 30,614	R$ 31,342